Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 111.4	£ 266.5
Liabilities in respect of put option agreements with vendors	151.4	205.2
Fair value of derivatives	21.2	14.2
Other creditors and accruals	199.3	355.5
Trade and other payables	£ 483.3	£ 841.4